Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DELAWARE GROUP EQUITY FUNDS IV
Entity Central Index Key	0000778108
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000052260 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Healthcare Fund(formerly, Macquarie Healthcare Fund)
Class Name	Institutional Class
Trading Symbol	DLHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Healthcare Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$104	0.96%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Healthcare Fund (Institutional Class) returned 17.63% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 18.09%, while the Russell 3000® Healthcare Index, the Fund's narrowly based securities market index, returned 4.91%.
Top contributors to performance:
Security selection within the pharmaceuticals and biotechnology sectors contributed significantly to relative performance. Security selection in life sciences tools & services, managed healthcare, and healthcare services sectors also contributed positively to the Fund’s performance.
Overweight allocations to the pharmaceuticals and biotechnology sectors contributed to relative performance. Underweight allocations to healthcare equipment, life sciences tools & services, and managed healthcare also contributed.
Top detractors from performance:
An underweight allocation to the healthcare facilities and healthcare distributors sectors detracted from performance.
Selection within the healthcare equipment sector detracted from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Healthcare Fund (Institutional Class) – including sales charge	17.63%	7.31%	10.81%
Nomura Healthcare Fund (Institutional Class) – excluding sales charge	17.63%	7.31%	10.81%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell 3000 Healthcare Index	4.91%	4.81%	9.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 664,878,412
Holdings Count | Holding	102	[1]
Advisory Fees Paid, Amount	$ 5,268,771
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$664,878,412
Total number of portfolio holdings*	102
Total advisory fees paid (during reporting period)	$5,268,771
Portfolio turnover rate	4%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Biotechnology	43.64%
Pharmaceuticals	37.20%
Managed Healthcare	5.62%
Healthcare Equipment	4.19%
Commercial & Residential Mortgage	2.43%
Healthcare Services	1.70%
Life Sciences Tools & Services	1.67%

Top 10 equity holdings
UCB	5.90%
Regeneron Pharmaceuticals	5.46%
Pfizer	4.84%
Gilead Sciences	4.40%
AbbVie	4.09%
Merck & Co.	3.89%
AstraZeneca	3.86%
Chugai Pharmaceutical	3.73%
Eli Lilly & Co.	3.60%
Roche Holding	3.30%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
UCB	5.90%
Regeneron Pharmaceuticals	5.46%
Pfizer	4.84%
Gilead Sciences	4.40%
AbbVie	4.09%
Merck & Co.	3.89%
AstraZeneca	3.86%
Chugai Pharmaceutical	3.73%
Eli Lilly & Co.	3.60%
Roche Holding	3.30%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Healthcare Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
During the fiscal year, the Fund added concentration risk as a new principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Healthcare Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added concentration risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000052259 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Healthcare Fund(formerly, Macquarie Healthcare Fund)
Class Name	Class R
Trading Symbol	DLRHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Healthcare Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$158	1.46%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Healthcare Fund (Class R) returned 17.09% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 18.09%, while the Russell 3000® Healthcare Index, the Fund's narrowly based securities market index, returned 4.91%.
Top contributors to performance:
Security selection within the pharmaceuticals and biotechnology sectors contributed significantly to relative performance. Security selection in life sciences tools & services, managed healthcare, and healthcare services sectors also contributed positively to the Fund’s performance.
Overweight allocations to the pharmaceuticals and biotechnology sectors contributed to relative performance. Underweight allocations to healthcare equipment, life sciences tools & services, and managed healthcare also contributed.
Top detractors from performance:
An underweight allocation to the healthcare facilities and healthcare distributors sectors detracted from performance.
Selection within the healthcare equipment sector detracted from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Healthcare Fund (Class R) – including sales charge	17.09%	6.78%	10.27%
Nomura Healthcare Fund (Class R) – excluding sales charge	17.09%	6.78%	10.27%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell 3000 Healthcare Index	4.91%	4.81%	9.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 664,878,412
Holdings Count | Holding	102	[2]
Advisory Fees Paid, Amount	$ 5,268,771
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$664,878,412
Total number of portfolio holdings*	102
Total advisory fees paid (during reporting period)	$5,268,771
Portfolio turnover rate	4%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Biotechnology	43.64%
Pharmaceuticals	37.20%
Managed Healthcare	5.62%
Healthcare Equipment	4.19%
Commercial & Residential Mortgage	2.43%
Healthcare Services	1.70%
Life Sciences Tools & Services	1.67%

Top 10 equity holdings
UCB	5.90%
Regeneron Pharmaceuticals	5.46%
Pfizer	4.84%
Gilead Sciences	4.40%
AbbVie	4.09%
Merck & Co.	3.89%
AstraZeneca	3.86%
Chugai Pharmaceutical	3.73%
Eli Lilly & Co.	3.60%
Roche Holding	3.30%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
UCB	5.90%
Regeneron Pharmaceuticals	5.46%
Pfizer	4.84%
Gilead Sciences	4.40%
AbbVie	4.09%
Merck & Co.	3.89%
AstraZeneca	3.86%
Chugai Pharmaceutical	3.73%
Eli Lilly & Co.	3.60%
Roche Holding	3.30%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Healthcare Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
During the fiscal year, the Fund added concentration risk as a new principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Healthcare Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added concentration risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000052258 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Healthcare Fund(formerly, Macquarie Healthcare Fund)
Class Name	Class C
Trading Symbol	DLHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Healthcare Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$212	1.96%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Healthcare Fund (Class C) returned 16.47% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 18.09%, while the Russell 3000® Healthcare Index, the Fund's narrowly based securities market index, returned 4.91%.
Top contributors to performance:
Security selection within the pharmaceuticals and biotechnology sectors contributed significantly to relative performance. Security selection in life sciences tools & services, managed healthcare, and healthcare services sectors also contributed positively to the Fund’s performance.
Overweight allocations to the pharmaceuticals and biotechnology sectors contributed to relative performance. Underweight allocations to healthcare equipment, life sciences tools & services, and managed healthcare also contributed.
Top detractors from performance:
An underweight allocation to the healthcare facilities and healthcare distributors sectors detracted from performance.
Selection within the healthcare equipment sector detracted from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Healthcare Fund (Class C) – including sales charge	15.47%	6.24%	9.71%
Nomura Healthcare Fund (Class C) – excluding sales charge	16.47%	6.24%	9.71%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell 3000 Healthcare Index	4.91%	4.81%	9.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 664,878,412
Holdings Count | Holding	102	[3]
Advisory Fees Paid, Amount	$ 5,268,771
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$664,878,412
Total number of portfolio holdings*	102
Total advisory fees paid (during reporting period)	$5,268,771
Portfolio turnover rate	4%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Biotechnology	43.64%
Pharmaceuticals	37.20%
Managed Healthcare	5.62%
Healthcare Equipment	4.19%
Commercial & Residential Mortgage	2.43%
Healthcare Services	1.70%
Life Sciences Tools & Services	1.67%

Top 10 equity holdings
UCB	5.90%
Regeneron Pharmaceuticals	5.46%
Pfizer	4.84%
Gilead Sciences	4.40%
AbbVie	4.09%
Merck & Co.	3.89%
AstraZeneca	3.86%
Chugai Pharmaceutical	3.73%
Eli Lilly & Co.	3.60%
Roche Holding	3.30%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
UCB	5.90%
Regeneron Pharmaceuticals	5.46%
Pfizer	4.84%
Gilead Sciences	4.40%
AbbVie	4.09%
Merck & Co.	3.89%
AstraZeneca	3.86%
Chugai Pharmaceutical	3.73%
Eli Lilly & Co.	3.60%
Roche Holding	3.30%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Healthcare Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
During the fiscal year, the Fund added concentration risk as a new principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Healthcare Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added concentration risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000052257 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Healthcare Fund(formerly, Macquarie Healthcare Fund)
Class Name	Class A
Trading Symbol	DLHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Healthcare Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$131	1.21%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Healthcare Fund (Class A) returned 17.35% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 18.09%, while the Russell 3000® Healthcare Index, the Fund's narrowly based securities market index, returned 4.91%.
Top contributors to performance:
Security selection within the pharmaceuticals and biotechnology sectors contributed significantly to relative performance. Security selection in life sciences tools & services, managed healthcare, and healthcare services sectors also contributed positively to the Fund’s performance.
Overweight allocations to the pharmaceuticals and biotechnology sectors contributed to relative performance. Underweight allocations to healthcare equipment, life sciences tools & services, and managed healthcare also contributed.
Top detractors from performance:
An underweight allocation to the healthcare facilities and healthcare distributors sectors detracted from performance.
Selection within the healthcare equipment sector detracted from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Healthcare Fund (Class A) – including sales charge	10.62%	5.79%	9.89%
Nomura Healthcare Fund (Class A) – excluding sales charge	17.35%	7.05%	10.54%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell 3000 Healthcare Index	4.91%	4.81%	9.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 664,878,412
Holdings Count | Holding	102	[4]
Advisory Fees Paid, Amount	$ 5,268,771
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$664,878,412
Total number of portfolio holdings*	102
Total advisory fees paid (during reporting period)	$5,268,771
Portfolio turnover rate	4%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Biotechnology	43.64%
Pharmaceuticals	37.20%
Managed Healthcare	5.62%
Healthcare Equipment	4.19%
Commercial & Residential Mortgage	2.43%
Healthcare Services	1.70%
Life Sciences Tools & Services	1.67%

Top 10 equity holdings
UCB	5.90%
Regeneron Pharmaceuticals	5.46%
Pfizer	4.84%
Gilead Sciences	4.40%
AbbVie	4.09%
Merck & Co.	3.89%
AstraZeneca	3.86%
Chugai Pharmaceutical	3.73%
Eli Lilly & Co.	3.60%
Roche Holding	3.30%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
UCB	5.90%
Regeneron Pharmaceuticals	5.46%
Pfizer	4.84%
Gilead Sciences	4.40%
AbbVie	4.09%
Merck & Co.	3.89%
AstraZeneca	3.86%
Chugai Pharmaceutical	3.73%
Eli Lilly & Co.	3.60%
Roche Holding	3.30%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Healthcare Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
During the fiscal year, the Fund added concentration risk as a new principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Healthcare Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added concentration risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

[1]	Excludes cash and cash equivalents.
[2]	Excludes cash and cash equivalents.
[3]	Excludes cash and cash equivalents.
[4]	Excludes cash and cash equivalents.